Trading derivatives (assets and liabilities) and Short positions	12 Months Ended
Dec. 31, 2020
Trading derivatives (assets and liabilities) and Short positions
Trading derivatives (assets and liabilities) and Short positions

10. Trading derivatives (assets and liabilities) and Short positions

a)   Trading derivatives

The breakdown by type of inherent risk of the fair value of Trading derivatives arranged by the Bank is as follows (see Note 32):

	12/31/2019		12/31/2020
	Debit	Credit	Debit	Credit
	Balance	Balance	Balance	Balance

Interest rate risk	80,499	76,639	196,402	189,841
Currency risk	71,026	67,623	99,606	95,406
Market price risk	222	219	163	864
	151,747	144,481	296,171	286,111

Note 45.a contains a breakdown of the remaining maturity periods of Trading derivatives.

b)   Short positions

Following is a breakdown of the carrying amount of Short positions:

	12/31/2019	12/31/2020

Securities loans:
Debt instruments	8,280	15,263
Equity instruments	—	—
	8,280	15,263
Short sales:
Debt instruments	839	102
	9,119	15,365

Note 45.a contains a breakdown of the remaining maturity periods of these liabilities.